UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-5628

Name of Registrant:	Vanguard Malvern Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2004

Item 1:	Schedule of Investments

December 31, 2004

		Market
		Value
Vanguard Asset Allocation Fund - Schedule of Investments	Shares	(000)

COMMON STOCK (83.7)%

Auto & Transportation (2.2%)
United Parcel Service, Inc.	874,817	$ 74,762
FedEx Corp.	231,024	22,754
Ford Motor Co.	1,417,385	20,751
General Motors Corp.	435,112	17,431
Harley-Davidson, Inc.	231,854	14,085
Burlington Northern Santa Fe Corp.	294,802	13,947
Union Pacific Corp.	202,004	13,585
Norfolk Southern Corp.	301,556	10,913
PACCAR, Inc.	135,118	10,874
Southwest Airlines Co.	600,412	9,775
CSX Corp.	165,203	6,621
Genuine Parts Co.	135,653	5,977
Delphi Corp.	434,076	3,915
* Navistar International Corp.	53,081	2,335
Dana Corp.	115,411	2,000
* The Goodyear Tire & Rubber Co.	132,103	1,937
Cooper Tire & Rubber Co.	57,151	1,232
Visteon Corp.	101,155	988
* Delta Air Lines, Inc.	95,702	716

		234,598

Consumer Discretionary (12.1%)
Wal-Mart Stores, Inc.	3,293,514	173,963
Home Depot, Inc.	1,716,533	73,365
* Time Warner, Inc.	3,575,618	69,510
* eBay Inc.	517,060	60,124
Viacom Inc. Class B	1,326,034	48,254
The Walt Disney Co.	1,589,131	44,178
* Yahoo! Inc.	1,055,670	39,778
* The News Corp., Inc.	1,982,400	36,992
Target Corp.	700,100	36,356
Lowe's Cos., Inc.	601,012	34,612
Gillette Co.	772,165	34,578
McDonald's Corp.	976,319	31,301
Carnival Corp.	488,909	28,176
Kimberly-Clark Corp.	383,699	25,251
* Starbucks Corp.	311,956	19,454
Cendant Corp.	819,099	19,151
NIKE, Inc. Class B	206,954	18,769
Costco Wholesale Corp.	359,269	17,392
Gannett Co., Inc.	198,504	16,218
Clear Channel Communications, Inc.	457,809	15,332
Best Buy Co., Inc.	249,755	14,840
* Electronic Arts Inc.	234,705	14,477
The Gap, Inc.	681,800	14,400
Avon Products, Inc.	365,857	14,159
The McGraw-Hill Cos., Inc.	150,703	13,795
Waste Management, Inc.	444,919	13,321
* Kohl's Corp.	261,355	12,851
Staples, Inc.	379,807	12,803
Omnicom Group Inc.	145,903	12,303
* Apollo Group, Inc. Class A	144,053	11,627
Marriott International, Inc. Class A	180,203	11,349
Yum! Brands, Inc.	230,154	10,859
Tribune Co.	246,657	10,394
TJX Cos., Inc.	384,858	9,671
Starwood Hotels & Resorts Worldwide, Inc.	162,303	9,479
* Bed Bath & Beyond, Inc.	234,354	9,334
International Game Technology	269,255	9,257
J.C. Penney Co., Inc. (Holding Co.)	218,854	9,061
Sears, Roebuck & Co.	165,602	8,451
* Coach, Inc.	145,800	8,223
Federated Department Stores, Inc.	131,553	7,602
* Univision Communications Inc.	250,405	7,329
Eastman Kodak Co.	226,904	7,318
Limited Brands, Inc.	316,033	7,275
Hilton Hotels Corp.	292,356	6,648
Mattel, Inc.	338,244	6,592
May Department Stores Co.	223,754	6,578
R.R. Donnelley & Sons Co.	166,303	5,869
Harrah's Entertainment, Inc.	86,952	5,816
Cintas Corp.	131,903	5,785
* AutoZone Inc.	62,051	5,666
Black & Decker Corp.	62,901	5,556
* Fisher Scientific International Inc.	88,352	5,511
Dollar General Corp.	258,543	5,370
Newell Rubbermaid, Inc.	207,013	5,008
Nordstrom, Inc.	104,702	4,893
New York Times Co. Class A	117,552	4,796
VF Corp.	85,130	4,715
* Interpublic Group of Cos., Inc.	327,556	4,389
RadioShack Corp.	132,331	4,351
Leggett & Platt, Inc.	151,903	4,319
Knight Ridder	64,401	4,311
* AutoNation, Inc.	218,504	4,197
Family Dollar Stores, Inc.	134,303	4,194
* Office Depot, Inc.	239,905	4,165
Robert Half International, Inc.	135,853	3,998
Darden Restaurants Inc.	132,603	3,678
Jones Apparel Group, Inc.	100,052	3,659
Whirlpool Corp.	52,801	3,654
Tiffany & Co.	113,052	3,614
Wendy's International, Inc.	89,852	3,528
Liz Claiborne, Inc.	80,852	3,413
* Toys R Us, Inc.	164,453	3,366
Alberto-Culver Co. Class B	67,651	3,286
The Stanley Works	66,901	3,277
International Flavors & Fragrances, Inc.	73,501	3,149
* Monster Worldwide Inc.	88,802	2,987
Hasbro, Inc.	134,603	2,609
Circuit City Stores, Inc.	166,453	2,603
Sabre Holdings Corp.	112,021	2,482
* Allied Waste Industries, Inc.	247,505	2,297
OfficeMax, Inc.	67,651	2,123
Meredith Corp.	38,501	2,087
Reebok International Ltd.	47,051	2,070
Dillard's Inc.	65,501	1,760
* Convergys Corp.	115,152	1,726
Snap-On Inc.	45,251	1,555
Maytag Corp.	60,351	1,273
* Big Lots Inc.	90,952	1,103

		1,276,958

Consumer Staples (6.1%)
The Procter & Gamble Co.	1,972,826	108,663
Altria Group, Inc.	1,596,281	97,533
The Coca-Cola Co.	1,888,386	78,614
PepsiCo, Inc.	1,314,386	68,611
Anheuser-Busch Cos., Inc.	614,490	31,173
Walgreen Co.	795,165	30,510
Colgate-Palmolive Co.	416,707	21,319
Sysco Corp.	501,109	19,127
Sara Lee Corp.	608,762	14,696
Kellogg Co.	318,256	14,213
General Mills, Inc.	283,406	14,088
CVS Corp.	311,106	14,022
Wm. Wrigley Jr. Co.	174,953	12,105
ConAgra Foods, Inc.	400,008	11,780
H.J. Heinz Co.	272,505	10,625
Hershey Foods Corp.	191,104	10,614
* The Kroger Co.	587,411	10,303
Campbell Soup Co.	318,406	9,517
Reynolds American Inc.	115,002	9,039
Coca-Cola Enterprises, Inc.	366,957	7,651
Albertson's, Inc.	295,692	7,061
The Clorox Co.	118,203	6,966
* Safeway, Inc.	342,407	6,759
UST, Inc.	131,403	6,322
The Pepsi Bottling Group, Inc.	202,054	5,464
Brown-Forman Corp. Class B	93,452	4,549
McCormick & Co., Inc.	108,752	4,198
SuperValu Inc.	103,852	3,585
Adolph Coors Co. Class B	28,051	2,123

		641,230

Financial Services (18.2%)
Citigroup, Inc.	4,036,138	194,461
Bank of America Corp.	3,141,332	147,611
American International Group, Inc.	2,025,593	133,021
JPMorgan Chase & Co.	2,770,570	108,080
Wells Fargo & Co.	1,320,135	82,046
Wachovia Corp.	1,249,412	65,719
American Express Co.	982,554	55,386
Fannie Mae	751,464	53,512
Morgan Stanley	851,266	47,262
U.S. Bancorp	1,456,505	45,618
Merrill Lynch & Co., Inc.	728,964	43,570
Freddie Mac	533,760	39,338
The Goldman Sachs Group, Inc.	375,957	39,115
Washington Mutual, Inc.	679,624	28,735
MBNA Corp.	991,544	27,952
Allstate Corp.	537,665	27,808
First Data Corp.	645,419	27,456
Metropolitan Life Insurance Co.	578,911	23,452
Prudential Financial, Inc.	398,958	21,927
Fifth Third Bancorp	443,921	20,989
SunTrust Banks, Inc.	277,654	20,513
Automatic Data Processing, Inc.	458,409	20,330
The Bank of New York Co., Inc.	606,061	20,254
National City Corp.	513,692	19,289
St. Paul Travelers Cos., Inc.	513,750	19,045
Lehman Brothers Holdings, Inc.	214,104	18,730
BB&T Corp.	435,558	18,315
SLM Corp.	337,906	18,041
Countrywide Financial Corp.	433,408	16,040
AFLAC Inc.	394,758	15,727
The Hartford Financial Services Group Inc.	226,254	15,682
Capital One Financial Corp.	186,004	15,663
Golden West Financial Corp.	239,804	14,729
Franklin Resources Corp.	194,904	13,575
Marsh & McLennan Cos., Inc.	410,957	13,520
Progressive Corp. of Ohio	155,203	13,167
Regions Financial Corp.	358,160	12,747
State Street Corp.	258,555	12,700
PNC Financial Services Group	220,604	12,671
Charles Schwab Corp.	1,055,895	12,629
The Chubb Corp.	148,903	11,451
Simon Property Group, Inc. REIT	171,453	11,088
KeyCorp	324,805	11,011
Mellon Financial Corp.	336,657	10,473
North Fork Bancorp, Inc.	362,629	10,462
Loews Corp.	144,403	10,152
Moody's Corp.	115,552	10,036
M & T Bank Corp.	93,002	10,029
The Principal Financial Group, Inc.	243,205	9,957
Paychex, Inc.	291,756	9,943
ACE Ltd.	216,554	9,258
Equity Office Properties Trust REIT	313,606	9,132
CIGNA Corp.	108,502	8,851
Northern Trust Corp.	171,953	8,353
Bear Stearns Co., Inc.	81,389	8,327
Comerica, Inc.	135,453	8,265
XL Capital Ltd. Class A	105,452	8,188
Marshall & Ilsley Corp.	176,703	7,810
Equity Residential REIT	213,404	7,721
CIT Group Inc.	163,800	7,505
MBIA, Inc.	113,902	7,208
AmSouth Bancorp	277,955	7,199
Synovus Financial Corp.	241,304	6,896
Ambac Financial Group, Inc.	82,202	6,751
Lincoln National Corp.	141,703	6,615
H & R Block, Inc.	127,903	6,267
* SunGard Data Systems, Inc.	219,604	6,221
ProLogis REIT	139,203	6,032
Sovereign Bancorp, Inc.	265,805	5,994
* Fiserv, Inc.	149,003	5,988
T. Rowe Price Group Inc.	95,252	5,925
Cincinnati Financial Corp.	131,883	5,837
Aon Corp.	237,380	5,664
Plum Creek Timber Co. Inc. REIT	143,653	5,522
Jefferson-Pilot Corp.	105,852	5,500
MGIC Investment Corp.	79,252	5,461
Torchmark Corp.	89,651	5,123
SAFECO Corp.	97,552	5,096
Archstone-Smith Trust REIT	129,000	4,941
Zions Bancorp	70,451	4,793
Huntington Bancshares Inc.	186,041	4,610
* E*TRADE Financial Corp.	304,452	4,552
First Horizon National Corp.	97,252	4,193
UnumProvident Corp.	223,795	4,015
Compass Bancshares Inc.	77,200	3,757
* Providian Financial Corp.	224,404	3,696
Janus Capital Group Inc.	186,554	3,136
Equifax, Inc.	111,352	3,129
Apartment Investment & Management Co. Class A REIT	72,751	2,804
Dow Jones & Co., Inc.	64,851	2,792
Federated Investors, Inc.	85,652	2,604
Ryder System, Inc.	48,451	2,315

		1,905,073

Health Care (10.4%)
Pfizer Inc.	5,856,978	157,494
Johnson & Johnson	2,307,988	146,373
* Amgen, Inc.	986,891	63,309
Abbott Laboratories	1,215,723	56,713
Merck & Co., Inc.	1,722,933	55,375
Eli Lilly & Co.	882,717	50,094
Medtronic, Inc.	939,868	46,683
UnitedHealth Group Inc.	508,360	44,751
Wyeth	1,034,820	44,073
Bristol-Myers Squibb Co.	1,503,589	38,522
* WellPoint Inc.	230,154	26,468
Schering-Plough Corp.	1,138,122	23,764
* Boston Scientific Corp.	653,462	23,231
Cardinal Health, Inc.	337,732	19,639
Guidant Corp.	245,055	17,668
* Biogen Idec Inc.	263,599	17,558
Baxter International, Inc.	477,009	16,476
* Zimmer Holdings, Inc.	187,880	15,053
Stryker Corp.	306,656	14,796
Aetna Inc.	116,858	14,578
* Caremark Rx, Inc.	361,557	14,256
HCA Inc.	327,551	13,089
* Forest Laboratories, Inc.	282,905	12,691
* Gilead Sciences, Inc.	334,506	11,704
* St. Jude Medical, Inc.	274,306	11,502
Becton, Dickinson & Co.	199,054	11,306
* Genzyme Corp.-General Division	172,753	10,032
* Medco Health Solutions, Inc.	210,533	8,758
Biomet, Inc.	197,654	8,576
Allergan, Inc.	100,152	8,119
Quest Diagnostics, Inc.	81,852	7,821
McKesson Corp.	225,519	7,095
* Laboratory Corp. of America Holdings	108,500	5,405
* MedImmune Inc.	194,704	5,278
C.R. Bard, Inc.	80,302	5,138
AmerisourceBergen Corp.	86,052	5,049
* Chiron Corp.	146,553	4,885
* Express Scripts Inc.	61,051	4,667
IMS Health, Inc.	189,962	4,409
Health Management Associates Class A	185,154	4,207
* Hospira, Inc.	121,632	4,075
* Tenet Healthcare Corp.	363,107	3,987
* Humana Inc.	133,903	3,976
Mylan Laboratories, Inc.	208,154	3,680
* Watson Pharmaceuticals, Inc.	82,902	2,720
Bausch & Lomb, Inc.	41,951	2,704
Manor Care, Inc.	76,251	2,702
* King Pharmaceuticals, Inc.	188,720	2,340
* Millipore Corp.	37,151	1,850

		1,084,639

Integrated Oils (4.1%)
ExxonMobil Corp.	5,017,288	257,186
ChevronTexaco Corp.	1,647,648	86,518
ConocoPhillips Co.	538,775	46,782
Occidental Petroleum Corp.	300,706	17,549
Marathon Oil Corp.	264,505	9,948
Unocal Corp.	202,093	8,739
Amerada Hess Corp.	69,351	5,713

		432,435

Other Energy (1.8%)
Schlumberger Ltd.	458,159	30,674
Devon Energy Corp.	373,806	14,549
Burlington Resources, Inc.	311,976	13,571
Halliburton Co.	338,857	13,297
Apache Corp.	254,011	12,845
Anadarko Petroleum Corp.	193,087	12,514
Baker Hughes, Inc.	261,465	11,157
* Transocean Inc.	247,712	10,500
Valero Energy Corp.	197,504	8,967
Williams Cos., Inc.	421,908	6,873
Kerr-McGee Corp.	115,999	6,704
EOG Resources, Inc.	90,102	6,430
XTO Energy, Inc.	178,000	6,298
* Nabors Industries, Inc.	112,302	5,760
BJ Services Co.	121,602	5,659
* Noble Corp.	104,052	5,176
El Paso Corp.	497,307	5,172
Sunoco, Inc.	59,268	4,843
* Rowan Cos., Inc.	75,751	1,962
* Calpine Corp.	419,606	1,653
* Dynegy, Inc.	279,905	1,293

		185,897

Materials & Processing (3.0%)
E.I. du Pont de Nemours & Co.	776,432	38,084
Dow Chemical Co.	727,531	36,020
Alcoa Inc.	676,599	21,259
International Paper Co.	373,967	15,707
Newmont Mining Corp. (Holding Co.)	343,703	15,264
Weyerhaeuser Co.	187,104	12,577
Masco Corp.	339,857	12,415
Monsanto Co.	203,160	11,286
Archer-Daniels-Midland Co.	505,232	11,272
Praxair, Inc.	251,055	11,084
Air Products & Chemicals, Inc.	176,503	10,232
PPG Industries, Inc.	131,603	8,970
Rohm & Haas Co.	171,392	7,581
Georgia Pacific Group	194,849	7,303
Phelps Dodge Corp.	73,354	7,256
Ecolab, Inc.	200,554	7,045
* American Standard Cos., Inc.	167,703	6,929
Nucor Corp.	121,002	6,333
Freeport-McMoRan Copper & Gold, Inc. Class B	144,753	5,534
MeadWestvaco Corp.	155,351	5,265
Sherwin-Williams Co.	116,652	5,206
Avery Dennison Corp.	85,102	5,104
United States Steel Corp.	86,542	4,435
Vulcan Materials Co.	78,802	4,303
Ball Corp.	87,902	3,866
* Sealed Air Corp.	65,166	3,471
Eastman Chemical Co.	60,001	3,464
Sigma-Aldrich Corp.	56,401	3,410
Fluor Corp.	62,301	3,396
Ashland, Inc.	53,551	3,126
* Pactiv Corp.	122,602	3,101
Engelhard Corp.	99,802	3,061
Temple-Inland Inc.	41,851	2,863
Bemis Co., Inc.	82,402	2,397
Louisiana-Pacific Corp.	85,652	2,290
Allegheny Technologies Inc.	71,056	1,540
* Hercules, Inc.	86,302	1,282
Great Lakes Chemical Corp.	39,001	1,111

		314,842

Producer Durables (3.5%)
United Technologies Corp.	399,358	41,274
The Boeing Co.	651,599	33,733
Caterpillar, Inc.	266,905	26,026
Emerson Electric Co.	326,856	22,913
* Applied Materials, Inc.	1,317,675	22,532
Illinois Tool Works, Inc.	230,005	21,317
Lockheed Martin Corp.	348,439	19,356
Northrop Grumman Corp.	282,445	15,354
Deere & Co.	193,254	14,378
Danaher Corp.	240,205	13,790
* Xerox Corp.	651,008	11,074
Ingersoll-Rand Co.	131,553	10,564
* Agilent Technologies, Inc.	376,754	9,080
Pitney Bowes, Inc.	184,554	8,541
* Lexmark International, Inc.	97,902	8,322
* KLA-Tencor Corp.	153,153	7,134
Parker Hannifin Corp.	91,627	6,940
Dover Corp.	157,503	6,606
Pulte Homes, Inc.	95,052	6,064
Centex Corp.	95,502	5,690
Rockwell Collins, Inc.	142,153	5,607
Cooper Industries, Inc. Class A	72,058	4,892
W.W. Grainger, Inc.	71,851	4,787
* Waters Corp.	97,451	4,560
Molex, Inc.	150,003	4,500
KB Home	38,301	3,999
* Thermo Electron Corp.	129,102	3,898
American Power Conversion Corp.	152,403	3,261
Novellus Systems, Inc.	116,652	3,253
Goodrich Corp.	88,752	2,897
Cummins Inc.	33,501	2,807
Pall Corp.	95,368	2,761
* Teradyne, Inc.	144,153	2,461
Tektronix, Inc.	69,051	2,086
* Andrew Corp.	119,527	1,629
* Power-One, Inc.	62,551	558

		364,644

Technology (11.9%)
Microsoft Corp.	8,454,961	225,832
International Business Machines Corp.	1,294,675	127,629
Intel Corp.	4,917,447	115,019
* Cisco Systems, Inc.	5,203,701	100,431
* Dell Inc.	1,932,088	81,418
* Oracle Corp.	3,988,428	54,721
QUALCOMM Inc.	1,262,924	53,548
Hewlett-Packard Co.	2,343,128	49,135
Texas Instruments, Inc.	1,345,426	33,124
Motorola, Inc.	1,833,105	31,529
* EMC Corp.	1,871,610	27,831
* Apple Computer, Inc.	302,256	19,465
General Dynamics Corp.	153,803	16,088
Computer Associates International, Inc.	447,759	13,907
* Sun Microsystems, Inc.	2,540,449	13,668
Raytheon Co.	351,507	13,649
* Corning, Inc.	1,081,270	12,727
* Lucent Technologies, Inc.	3,343,633	12,572
* Symantec Corp.	483,510	12,455
Adobe Systems, Inc.	186,154	11,679
Analog Devices, Inc.	293,605	10,840
Maxim Integrated Products, Inc.	249,755	10,587
Linear Technology Corp.	245,005	9,496
* Veritas Software Corp.	331,256	9,457
* Network Appliance, Inc.	278,955	9,267
Electronic Data Systems Corp.	397,557	9,184
* Computer Sciences Corp.	145,153	8,182
* Broadcom Corp.	243,805	7,870
Xilinx, Inc.	262,205	7,774
Rockwell Automation, Inc.	144,053	7,138
Autodesk, Inc.	178,204	6,763
* Intuit, Inc.	148,403	6,531
* Altera Corp.	296,106	6,129
* Avaya Inc.	351,220	6,041
* Affiliated Computer Services, Inc. Class A	99,252	5,974
* Advanced Micro Devices, Inc.	265,955	5,856
* Micron Technology, Inc.	468,709	5,789
* NCR Corp.	76,101	5,268
L-3 Communications Holdings, Inc.	69,400	5,083
National Semiconductor Corp.	279,805	5,023
* Freescale Semiconductor, Inc.	261,702	4,805
Scientific-Atlanta, Inc.	121,402	4,007
* Jabil Circuit, Inc.	154,803	3,960
* Solectron Corp.	741,364	3,951
* Siebel Systems, Inc.	372,265	3,909
* Comverse Technology, Inc.	142,503	3,484
* BMC Software, Inc.	185,654	3,453
Applera Corp.-Applied Biosystems Group	163,853	3,426
* Sanmina-SCI Corp.	404,008	3,422
* JDS Uniphase Corp.	1,077,971	3,417
* Citrix Systems, Inc.	135,753	3,330
Symbol Technologies, Inc.	183,904	3,182
* Mercury Interactive Corp.	67,201	3,061
* NVIDIA Corp.	118,202	2,785
* Tellabs, Inc.	319,356	2,743
* QLogic Corp.	72,401	2,659
* Unisys Corp.	251,155	2,557
PerkinElmer, Inc.	90,352	2,032
* Compuware Corp.	302,356	1,956
* Novell, Inc.	283,255	1,912
* ADC Telecommunications, Inc.	618,412	1,657
* Gateway, Inc.	267,405	1,607
* LSI Logic Corp.	293,006	1,606
* PMC Sierra Inc.	135,503	1,524
* Parametric Technology Corp.	220,104	1,296
* CIENA Corp.	371,457	1,241
* Applied Micro Circuits Corp.	245,105	1,032
* Lucent Technologies, Inc. Warrants Exp. 12/10/2007	40,134	63

		1,248,756

Utilities (5.8%)
Verizon Communications Inc.	2,153,473	87,237
SBC Communications Inc.	2,590,863	66,767
* Comcast Corp. Class A	1,738,659	57,863
BellSouth Corp.	1,422,127	39,521
Sprint Corp.	1,127,021	28,006
* Nextel Communications, Inc.	867,416	26,022
Exelon Corp.	512,710	22,595
Southern Co.	579,011	19,408
Duke Energy Corp.	727,626	18,431
Dominion Resources, Inc.	257,283	17,428
ALLTEL Corp.	241,205	14,173
Entergy Corp.	178,653	12,075
TXU Corp.	186,794	12,059
AT&T Corp.	612,907	11,682
* PG&E Corp.	318,256	10,592
FPL Group, Inc.	141,453	10,574
American Electric Power Co., Inc.	301,966	10,370
FirstEnergy Corp.	253,413	10,012
Public Service Enterprise Group, Inc.	184,953	9,575
Progress Energy, Inc.	188,258	8,517
Consolidated Edison Inc.	185,554	8,118
Edison International	252,905	8,101
PPL Corp.	146,553	7,808
Ameren Corp.	149,403	7,491
Kinder Morgan, Inc.	94,752	6,929
* AES Corp.	504,409	6,895
Sempra Energy	174,045	6,384
* Qwest Communications International Inc.	1,408,347	6,253
Constellation Energy Group, Inc.	136,152	5,951
Cinergy Corp.	137,271	5,715
Xcel Energy, Inc.	309,251	5,628
DTE Energy Co.	130,303	5,620
KeySpan Corp.	121,402	4,789
NiSource, Inc.	204,177	4,651
CenturyTel, Inc.	110,002	3,902
Citizens Communications Co.	257,304	3,548
Pinnacle West Capital Corp.	71,451	3,173
CenterPoint Energy Inc.	236,027	2,667
TECO Energy, Inc.	136,403	2,092
* Allegheny Energy, Inc.	95,702	1,886
* CMS Energy Corp.	147,152	1,538
Peoples Energy Corp.	28,851	1,268
NICOR Inc.	34,151	1,262

		604,576

Other (4.5%)
General Electric Co.	8,222,058	300,105
Tyco International Ltd.	1,571,325	56,159
3M Co.	608,712	49,957
Honeywell International Inc.	665,763	23,575
Johnson Controls, Inc.	146,453	9,291
Fortune Brands, Inc.	111,652	8,617
Eaton Corp.	116,102	8,401
Textron, Inc.	107,452	7,930
ITT Industries, Inc.	71,101	6,004
Brunswick Corp.	70,201	3,475

		473,514

TOTAL COMMON STOCKS
(Cost $6,352,793)		8,767,162

	Face
	Amount
	(000)

U.S. GOVERNMENT OBLIGATIONS (8.7%)

U.S. Treasury Bond
(1)10.625%, 8/15/2015	$ 85,600	131,543
8.875%, 2/15/2019	5,100	7,338
8.125%, 8/15/2019	52,825	72,139
8.75%, 8/15/2020	44,525	64,339
7.875%, 2/15/2021	29,000	39,182
8.125%, 8/15/2021	33,705	46,655
(1)8.00%, 11/15/2021	32,148	44,118
7.25%, 8/15/2022	27,860	35,909
7.625%, 11/15/2022	42,600	56,924
(1)7.125%, 2/15/2023	67,560	86,244
(1)6.25%, 8/15/2023	73,000	85,490
6.875%, 8/15/2025	5,200	6,552
6.00%, 2/15/2026	49,000	56,181
6.125%, 11/15/2027	48,380	56,476
5.50%, 8/15/2028	21,950	23,744
6.125%, 8/15/2029	1,000	1,174
(1)6.25%, 5/15/2030	80,460	96,175

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost $887,367)		910,183

TEMPORARY CASH INVESTMENTS (7.9%)

Commercial Paper (6.6%)
APRECO Corp.
(2)2.26%, 1/10/2005	25,000	24,986
Alpine Securitization Corp.
(2)2.32%, 1/14/2005	50,000	49,958
Atlantis One Funding
(2)2.45%, 3/22/2005	30,000	29,839
CBA (Delaware) Finance Inc.
2.25%, 1/7/2005	42,250	42,234
Cafco, LLC
(2)2.36%, 2/14/2005	50,000	49,856
Charta Corp.
(2)2.21%, 1/21/2005	50,000	49,941
(2)2.38%, 2/16/2005	25,000	24,924
Compass Securitization
(2)2.43%, 3/15/2005	50,000	49,758
Edison Asset Funding LLC
(2)2.15%, 1/10/2005	15,000	14,993
Eiffel Funding LLC
(2)2.38%, 2/9/2005	25,000	24,936
GovCo Inc.
(2)2.22%, 1/26/2005	50,000	49,925
(2)2.37%, 2/16/2005	25,000	24,925
International Lease Finance
2.10%, 1/14/2005	50,000	49,962
2.43%, 3/16/2005	28,000	27,866
Lloyds Bank
2.14%, 1/10/2005	50,000	49,978
Mont Blanc Capital Corp.
(2)2.37%, 2/14/2005	38,000	37,898
Royal Bank of Scotland Group PLC
2.25%, 1/11/2005	19,000	18,988
UBS Finance (Delaware), Inc.
2.26%, 1/20/2005	50,000	49,941
2.13%, 1/3/2005	20,000	19,998

		690,906

Repurchase Agreements (1.2%)
The Goldman Sachs Group, Inc.	60,800	60,800
2.24%, 1/3/2005
(Dated 12/31/2004,
Repurchase Value $60,811,000
collateralized by Federal National Mortgage Assn.,
5.00%-8.50%, 6/1/2024-9/1/2034)
Merrill Lynch & Co., Inc.	70,000	70,000
2.25%, 1/3/2005
(Dated 12/31/2004,
Repurchase Value $70,013,000
collateralized by Federal National Mortgage Assn.,
Adjustable Rate 5.00%-6.00%, 11/1/14-6/1/2034)

		130,800

	Shares

Money Market Fund (0.1%)
Vanguard Market Liquidity Fund, 2.26%**	8,505,100	8,505

TOTAL TEMPORARY CASH INVESTMENTS
(Cost $830,184)		830,211

TOTAL INVESTMENTS (100.3%)
(Cost $8,070,344)		10,507,556

OTHER ASSETS AND LIABILITIES-NET (-0.3%)		(34,795)

NET ASSETS (100%)		10,472,761

* Non-income-producing Security.

** Money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

(1)Securities with an aggregate value of $829,394,000, have been segregated as initial margin for open futures contracts.

(2)Security exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At December 31, 2004, the value of these securities was $431,939,000, representing 4.1% of net assets.

REIT — Real Estate Investment Trust

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard® Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At December 31, 2004, the cost of investment securities for tax purposes was $8,070,344,000. Net unrealized appreciation of investment securities for tax purposes was $2,437,212,000, consisting of unrealized gains of $2,583,265,000 on securities that had risen in value since their purchase and $146,053,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity and bond markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock, U.S. government obligations, and temporary cash investment positions represent 91.3%, 9.0%, and 0.0%, respectively, of net assets.

Futures contracts are valued at their quoted daily settlement prices.

At December 31, 2004, the aggregate settlement value of open futures contracts expiring in March 2005, and the related unrealized appreciation (depreciation) were:

		(000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
S&P 500	2,548	$773,127	$16,309
E-mini S&P 500	473	28,704	798
30-Year Treasury Note	245	27,563	502

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Vanguard Malvern Funds

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	February 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Vanguard Malvern Funds

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	February 16, 2005

Vanguard Malvern Funds

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	February 16, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.